Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Dividends [Abstract]
Summary of Consideration Paid for Acquiring Assets and Liabilities	Provisional fair values of the consideration given and of the assets and liabilities acquired are summarised below

	Fair value 2021 £m	Fair value 2020 £m	Fair value 2019 £m
Goodwill	131	570	257
Intangible assets	156	427	245
Property, plant and equipment	1	3	1
Non-current assets	–	1	4
Current assets	4	20	20
Current liabilities	(16)	(24)	(53)
Borrowings	–	(3)	(6)
Deferred tax	(27)	(90)	(44)
Net assets acquired	249	904	424
Consideration (after taking account of £8m (2020: £29m; 2019: £32m) net cash acquired)	249	904	424
Less: consideration deferred to future years	(14)	(40)	(10)
Less: acquisition date fair value of equity interest	–	–	(15)
Net cash flow	235	864	399